UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07278

Nuveen Arizona Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Arizona Premium Income Municipal Fund (NAZ)
	May 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 144.7% (100.0% of Total Investments)

	MUNICIPAL BONDS – 144.7% (100.0% of Total Investments)

	Consumer Staples – 0.5% (0.4% of Total Investments)
$ 925	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	8/15 at 100.00	BBB+	$ 934,074
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 22.9% (15.9% of Total Investments)
1,500	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Green	7/25 at 100.00	AA	1,689,825
	Series 2015A, 5.000%, 7/01/41
3,480	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Series	No Opt. Call	AA	3,853,439
	2013A, 5.000%, 7/01/43
2,815	Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds, Stimulus Plan for	8/24 at 100.00	Aa3	3,125,044
	Economic and Educational Development, Series 2014, 5.000%, 8/01/44
2,240	Arizona Board of Regents, Univeristy of Arizona, System Revenue Bonds, Tender Option Bond	6/22 at 100.00	AA–	3,197,018
	Trust 2015-XF0053, 17.807%, 6/01/42 (IF)
1,400	Arizona Board of Regents, University of Arizona, SPEED Revenue Bonds, Stimulus Plan for	No Opt. Call	Aa3	1,648,122
	Economic and Educational Development, Series 2013, 5.000%, 8/01/21
750	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/21 – AMBAC Insured		Aa3	753,022
2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/22 at 100.00	A–	2,202,060
	Refunding Series 2007, 5.000%, 5/15/31
3,775	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/20 at 100.00	A+	4,154,236
	Refunding Series 2010, 5.125%, 5/15/40
	Industrial Development Authority of Phoenix, Arizona, Education Facility Revenue Bonds, Legacy
	Traditional Schools Projects, Series 2015:
315	5.000%, 7/01/35	No Opt. Call	BB	315,482
300	5.000%, 7/01/45	No Opt. Call	BB	296,763
1,875	Northern Arizona University, System Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/40	6/24 at 100.00	A+	2,091,544
910	Northern Arizona University, System Revenue Bonds, Series 2012, 5.000%, 6/01/41	6/21 at 100.00	A+	985,921
900	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice	9/22 at 100.00	BB+	949,482
	Academies Charter Schools Project, Series 2012, 5.625%, 9/01/42
755	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, fbo	7/22 at 100.00	C	640,391
	Brighter Choice Foundation Charter Middle Schools Project, Albany, New York, Series 2012,
	7.500%, 7/01/42
500	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy	7/24 at 100.00	N/R	571,305
	Traditional Schools Project, Series 2014A, 6.750%, 7/01/44
585	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts	7/21 at 100.00	BB	622,762
	Academies – Veritas Project, Series 2012, 6.300%, 7/01/42
745	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Painted Rock	7/20 at 100.00	N/R	763,357
	Academy Charter School Project, Series 2012A, 7.500%, 7/01/42
3,675	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University	6/22 at 100.00	A3	3,930,008
	Project, 5.000%, 6/01/42 – AGM Insured (UB) (4)
200	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert	5/24 at 100.00	N/R	208,828
	Heights Charter School, Series 2014, 7.250%, 5/01/44
745	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden	1/22 at 100.00	B	720,825
	Traditional Schools Project, Series 2012, 7.500%, 1/01/42
1,000	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Horizon	12/15 at 100.00	BBB	1,004,050
	Community Learning Center Project, Series 2000, 5.250%, 6/01/35
500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster	No Opt. Call	BB+	497,520
	Schools Mesa Project, Series 2015A, 5.000%, 12/15/34
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise
	Education Center Project, Series 2010:
745	6.000%, 6/01/40	6/19 at 100.00	BB+	778,883
200	6.100%, 6/01/45	6/19 at 100.00	BB+	209,446
655	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise	6/16 at 100.00	BB+	662,788
	Education Center Charter School, Series 2006, 6.000%, 6/01/36
1,000	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley	7/18 at 100.00	Baa3	1,053,200
	Academy Charter School Project, Series 2008, 6.500%, 7/01/38
780	Student and Academic Services LLC, Arizona, Lease Revenue Bonds, Northern Arizona University	6/24 at 100.00	AA	863,990
	Project, Series 2014, 5.000%, 6/01/39 – BAM Insured
250	Sun Devil Energy LLC, Arizona, Revenue Refunding Bonds, Arizona State University Project,	No Opt. Call	AA–	291,430
	Series 2008, 5.000%, 7/01/22
825	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona	3/21 at 100.00	BB+	968,492
	Agribusiness and Equine Center, Inc. Project, Series 2011, 7.875%, 3/01/42
35,420	Total Education and Civic Organizations			39,049,233
	Health Care – 23.2% (16.0% of Total Investments)
3,500	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	AA–	3,714,935
	2007A, 5.000%, 1/01/25
7,730	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/18 at 100.00	AA–	8,321,809
	2008D, 5.500%, 1/01/38
1,200	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/24 at 100.00	AA–	1,309,236
	2014A, 5.000%, 1/01/44
5,100	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	2/22 at 100.00	BBB+	5,382,030
	Hospital, Refunding Series 2012A, 5.000%, 2/01/42
	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project,
	Series 2014A:
2,280	5.000%, 12/01/39	12/24 at 100.00	A2	2,471,018
2,500	5.000%, 12/01/42	12/24 at 100.00	A2	2,713,575
7,560	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	7,942,536
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
120	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	8/15 at 100.00	AA+	120,557
	Financing Authority, Hospital Revenue Bonds, Hospital de la Concepcion, Series 2000A,
	6.375%, 11/15/15
1,120	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/20 at 100.00	AA	1,233,837
	Healthcare, Series 2006C. Re-offering, 5.000%, 9/01/35 – AGC Insured
	Show Low Industrial Development Authority, Arizona, Hospital Revenue Bonds, Navapache Regional
	Medical Center, Series 2005:
1,415	5.000%, 12/01/25 – RAAI Insured	12/15 at 100.00	AA	1,433,310
1,160	5.000%, 12/01/30 – RAAI Insured	12/15 at 100.00	AA	1,172,957
	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai
	Regional Medical Center, Series 2013A:
210	5.000%, 8/01/19	No Opt. Call	Baa1	228,696
1,000	5.250%, 8/01/33	8/23 at 100.00	Baa1	1,094,740
	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical
	Center, Series 2014A:
1,000	5.000%, 8/01/22	No Opt. Call	A–	1,151,200
1,000	5.250%, 8/01/32	8/24 at 100.00	A–	1,124,130
36,895	Total Health Care			39,414,566
	Long-Term Care – 0.8% (0.6% of Total Investments)
550	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes	10/16 at 100.00	N/R	554,444
	Campus Project, Series 2006, 5.100%, 10/01/22
780	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe	12/21 at 100.00	N/R	846,269
	Project, Refunding Series 2012A, 6.000%, 12/01/32
1,330	Total Long-Term Care			1,400,713
	Tax Obligation/General – 14.6% (10.1% of Total Investments)
2,500	Chandler, Arizona, General Obligation Bonds, Refunding Series 2014, 5.000%, 7/01/24	No Opt. Call	AAA	3,091,200
	Dysart Unified School District Number 89, Maricopa County, Arizona, General Obligation Bonds,
	Refunding Series 2014:
1,000	5.000%, 7/01/26	7/24 at 100.00	AA–	1,176,780
525	5.000%, 7/01/27	7/24 at 100.00	AA–	613,442
2,140	El Mirage, Arizona, General Obligation Bonds Series 2012, 5.000%, 7/01/42 – AGM Insured	7/22 at 100.00	AA	2,330,096
1,000	Maricopa County Elementary School District 83 Cartwright, Arizona, General Obligation Bonds,	7/21 at 100.00	AA	1,125,320
	School Improvement, Project 2010, Series 2011A, 5.375%, 7/01/30 – AGM Insured
1,020	Maricopa County School District 6, Arizona, General Obligation Refunding Bonds, Washington	No Opt. Call	AA	1,075,304
	Elementary School, Series 2002A, 5.375%, 7/01/16 – AGM Insured
775	Maricopa County School District 79 Litchfield Elementary, Arizona, General Obligation Bonds,	7/21 at 100.00	Aa2	908,145
	Series 2011, 5.000%, 7/01/23
1,370	Pima County Continental Elementary School District 39, Arizona, General Obligation Bonds,	7/21 at 100.00	AA	1,641,383
	Series 2011A, 6.000%, 7/01/30 – AGM Insured
2,895	Pima County Unified School District 12 Sunnyside, Arizona, General Obligation Bonds, School	7/24 at 100.00	AA	3,264,112
	Improvement Project 2011, Series 2014D, 5.000%, 7/01/34 – AGM Insured
1,750	Pima County Unified School District 6, Marana, Arizona, General Obligation Bonds, School	7/21 at 100.00	A+	1,980,352
	Improvement Project 2010 Series 2011A, 5.000%, 7/01/25
1,000	Pima County Unified School District 8 Flowing Wells, Arizona, General Obligation Bonds, Series	7/21 at 100.00	A+	1,148,160
	2011B, 5.375%, 7/01/29
	Scottsdale, Arizona, General Obligation Bonds, Preserve Acquisition Series 1999:
1,310	5.000%, 7/01/32	7/21 at 100.00	AAA	1,490,714
1,360	5.000%, 7/01/33	7/21 at 100.00	AAA	1,543,505
1,705	5.000%, 7/01/34	7/21 at 100.00	AAA	1,929,924
	Western Maricopa Education Center District 402, Maricopa County, Arizona, General Obligation
	Bonds, School Improvement Project 2012, Series 2014B:
715	4.500%, 7/01/33	7/24 at 100.00	AA–	773,129
665	4.500%, 7/01/34	7/24 at 100.00	AA–	717,449
21,730	Total Tax Obligation/General			24,809,015
	Tax Obligation/Limited – 36.4% (25.1% of Total Investments)
2,310	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/22 at 100.00	A1	2,439,591
	Project, Refunding Senior Series 2012A, 5.000%, 7/01/36
	Arizona State Transportation Board, Highway Revenue Bonds, Refunding Subordinate Series 2011A:
1,275	5.000%, 7/01/16	No Opt. Call	AA+	1,340,815
1,025	5.000%, 7/01/36	7/21 at 100.00	AA+	1,149,189
	Buckeye, Arizona, Festival Ranch Community Facilities District General Obligation Bonds,
	Series 2012:
345	5.000%, 7/15/27 – BAM Insured	7/22 at 100.00	AA	377,789
1,085	5.000%, 7/15/31 – BAM Insured	7/22 at 100.00	AA	1,169,098
612	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series	7/15 at 100.00	N/R	612,306
	2005, 5.500%, 7/15/29
498	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds,	7/23 at 100.00	N/R	514,882
	Assessment District 1, Series 2013, 5.250%, 7/01/38
	Estrella Mountain Ranch Community Facilities District, Arizona, Special Assessment Bonds,
	Montecito Assessment District, Series 2007:
429	5.700%, 7/01/27	1/17 at 100.00	N/R	436,525
461	5.800%, 7/01/32	1/17 at 100.00	N/R	467,933
662	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	8/15 at 100.00	N/R	663,887
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
1,500	Goodyear, Arizona, Community Facilities General District 1, Arizona, General Obligation	No Opt. Call	A–	1,699,455
	Refunding Bonds, Series 2013, 5.000%, 7/15/23
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
510	5.000%, 1/01/31	1/22 at 100.00	A	560,317
200	5.125%, 1/01/42	1/22 at 100.00	A	217,132
1,500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	A	1,630,410
1,550	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%,	8/16 at 100.00	AA–	1,628,678
	8/01/23 – NPFG Insured
250	La Paz County, Arizona, Excise Tax Revenue Bonds, Judgement Series 2011A, 4.750%, 7/01/36	7/17 at 100.00	AA	256,590
1,425	Marana, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/33	7/23 at 100.00	AA	1,598,935
2,854	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006,	7/16 at 100.00	A2	2,887,221
	4.600%, 1/01/26
680	Marley Park Community Facilities District, City of Surprise, Arizona, Limited Tax General	7/17 at 100.00	N/R	694,443
	Obligation Bonds, Series 2008 (Bank Qualified), 6.100%, 7/15/32
1,160	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds,	7/18 at 100.00	BBB–	1,265,421
	Series 2008A, 7.400%, 7/15/33
300	Page, Arizona, Pledged Revenue Bonds, Refunding Series 2011, 5.000%, 7/01/26	7/21 at 100.00	AA–	337,248
1,500	Palm Valley Community Facility District 3, Goodyear, Arizona, General Obligation Bonds, Series	7/16 at 100.00	N/R	1,508,265
	2006, 5.300%, 7/15/31
1,000	Palm Valley Community Facility District 3, Goodyear, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	1,015,260
	Bonds, Series 2007, 5.800%, 7/15/32
400	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds,	7/16 at 100.00	N/R	401,548
	Series 2006, 5.350%, 7/15/31
1,010	Phoenix Civic Improvement Corporation, Arizona, Transit Excise Tax Revenue Refunding Bonds,	No Opt. Call	AA	1,176,913
	Light Rail Project, Series 2013, 5.000%, 7/01/20
2,500	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	No Opt. Call	A	2,704,475
	JMF-Higley 2012 LLC Project, Series 2012, 5.000%, 12/01/36
580	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project,	7/22 at 100.00	AA+	623,999
	Series 2012, 5.000%, 7/01/38 (Alternative Minimum Tax)
2,095	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	8/15 at 100.00	BBB–	2,097,556
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured
1,000	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%, 8/01/33	8/24 at 100.00	AA–	1,139,500
1,140	Pinetop Fire District of Navajo County, Arizona, Certificates of Participation, Series 2008,	6/16 at 102.00	A3	1,179,968
	7.750%, 6/15/29
1,000	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds,	No Opt. Call	AA+	1,214,540
	Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/22
	San Luis, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series2014A:
1,400	5.000%, 7/01/34 – BAM Insured	7/24 at 100.00	AA	1,578,500
2,100	5.000%, 7/01/38 – BAM Insured	7/24 at 100.00	AA	2,353,785
3,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series	No Opt. Call	AAA	3,660,900
	2006, 5.000%, 7/01/24
5,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Water & Sewer	7/20 at 100.00	AAA	5,655,050
	Improvements Project, Series 2010, 5.000%, 7/01/36
1,570	Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	1,623,019
	Bonds, Series 2007, 5.900%, 7/15/32
4,000	Tempe, Arizona, Transit Excise Tax Revenue Obligation Bonds, Refunding Series 2012,	7/22 at 100.00	AAA	4,466,760
	5.000%, 7/01/37
1,750	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	1,898,032
	Series 2010A, 5.000%, 10/01/29
3,145	Vistancia Community Facilities District, Peoria, Arizona, General Obligation Bonds, Series	7/15 at 100.00	A1	3,158,083
	2005, 5.750%, 7/15/24
1,508	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	1,528,011
	2005, 6.000%, 7/01/30
1,000	Westpark Community Facilities District, Buckeye, Arizona, General Obligation Tax Increment	7/16 at 100.00	N/R	1,005,510
	Bonds Series 2006, 5.250%, 7/15/31
57,329	Total Tax Obligation/Limited			61,937,539
	Transportation – 3.0% (2.0% of Total Investments)
180	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	7/20 at 100.00	A+	194,467
	2010A, 5.000%, 7/01/40
	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Refunding
	Series 2013:
1,785	5.000%, 7/01/30 (Alternative Minimum Tax)	7/23 at 100.00	AA–	1,986,776
2,215	5.000%, 7/01/32 (Alternative Minimum Tax)	7/23 at 100.00	AA–	2,443,942
395	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014B, 5.000%, 9/01/44	9/24 at 100.00	BBB+	424,017
4,575	Total Transportation			5,049,202
	U.S. Guaranteed – 14.9% (10.3% of Total Investments) (5)
1,265	Gila County Unified School District 10 Payson, Arizona, School Improvement Bonds, Project	7/18 at 100.00	Aa3 (5)	1,445,022
	2006, Series 2008B, 5.750%, 7/01/28 (Pre-refunded 7/01/18)
1,840	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	N/R (5)	1,883,608
	Network, Series 2005B, 5.000%, 12/01/37 (Pre-refunded 12/01/15)
2,965	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/17 at 100.00	N/R (5)	3,262,360
	Network, Series 2007, 5.000%, 12/01/42 (Pre-refunded 12/01/17)
2,280	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006-1, 5.000%,	8/16 at 100.00	AA– (5)	2,402,140
	8/01/22 (Pre-refunded 8/01/16) – NPFG Insured
730	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Refunding Bonds,	No Opt. Call	N/R (5)	761,288
	Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 – NPFG Insured (ETM)
1,200	Maricopa County Unified School District 95 Queen Creek, Arizona, General Obligation Bonds,	7/18 at 100.00	Aa3 (5)	1,343,484
	Series 2008, 5.000%, 7/01/27 (Pre-refunded 7/01/18) – AGM Insured
665	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds,	7/16 at 100.00	AA (5)	698,762
	Series 2006C, 5.000%, 7/01/24 (Pre-refunded 7/01/16) – NPFG Insured
630	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	Aa2 (5)	688,300
	FGIC Insured (ETM)
4,530	Pinal County Unified School District 1, Florence, Arizona, General Obligation Bonds, Series	7/18 at 100.00	A (5)	5,105,989
	2008C, 5.250%, 7/01/28 (Pre-refunded 7/01/18)
2,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/16 at 100.00	Aa1	2,055,440
	Revenue Bonds, Series 2005A, 5.000%, 1/01/35 (Pre-refunded 1/01/16)
2,585	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011,	7/21 at 100.00	N/R (5)	3,216,102
	6.000%, 7/01/39 (Pre-refunded 7/01/21)
	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2013:
200	5.000%, 7/01/19 (ETM)	No Opt. Call	N/R (5)	229,072
800	5.000%, 7/01/20 (ETM)	No Opt. Call	N/R (5)	935,192
1,340	Yuma & La Paz Counties Community College District, Arizona, General Obligation Bonds, Series	7/16 at 100.00	AA– (5)	1,408,032
	2006, 5.000%, 7/01/21 (Pre-refunded 7/01/16) – NPFG Insured
23,030	Total U.S. Guaranteed			25,434,791
	Utilities – 17.9% (12.3% of Total Investments)
1,495	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	A3	1,604,643
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,
	Hoover Project, Series 2001:
1,000	5.250%, 10/01/15	No Opt. Call	AA	1,017,240
1,500	5.250%, 10/01/17	No Opt. Call	AA	1,653,780
4,310	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding	6/20 at 100.00	Aa3	4,815,089
	Bonds, Southern California Edison Company, Series 2000A, 5.000%, 6/01/35
370	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	Aa2	404,684
	FGIC Insured
1,800	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series	7/21 at 100.00	A	1,987,956
	2011, 5.250%, 7/01/36
1,500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	6/25 at 100.00	AA	1,733,790
	Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/36 (WI/DD, Settling 6/02/15)
2,500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/18 at 100.00	Aa1	3,334,800
	Revenue Bonds, Tender Option Bond Trust 09-9W, 17.478%, 1/01/38 (IF) (4)
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
4,500	5.500%, 12/01/29	No Opt. Call	A–	5,302,845
5,665	5.000%, 12/01/37	No Opt. Call	A–	6,329,448
2,370	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	2,219,861
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
27,010	Total Utilities			30,404,136
	Water and Sewer – 10.5% (7.3% of Total Investments)
500	City of Goodyear, Arizona Subordinate Lien Water and Sewer Revenue Obligations, Series 2011,	7/21 at 100.00	AA	568,540
	5.500%, 7/01/41
500	Glendale, Arizona, Water and Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/28	7/22 at 100.00	AA	573,390
2,855	Goodyear, Arizona, Water and Sewer Revenue Obligations, Series 2010, 5.625%, 7/01/39	7/20 at 100.00	AA–	3,287,647
500	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	558,175
	5.250%, 7/01/33
2,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/24 at 100.00	AAA	2,280,220
	2014A, 5.000%, 7/01/39
	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Refunding
	Bonds, Series 2001:
1,250	5.500%, 7/01/21 – FGIC Insured	No Opt. Call	AAA	1,517,625
1,040	5.500%, 7/01/22 – FGIC Insured	No Opt. Call	AAA	1,280,230
1,135	Phoenix Civic Improvement Corporation, Arizona, Wastewater System Revenue Bonds, Refunding	7/24 at 100.00	AA+	1,322,241
	Junior Lien Series 2014, 5.000%, 7/01/29
1,500	Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A, 5.000%, 7/01/26	No Opt. Call	AA–	1,742,745
1,000	Pima County, Arizona, Sewer System Revenue Obligations, Series 2014, 5.000%, 7/01/22	No Opt. Call	AA–	1,189,360
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
990	4.700%, 4/01/22	10/15 at 100.00	A	1,004,197
1,970	4.900%, 4/01/32	4/17 at 100.00	A	2,004,889
500	Tucson, Arizona, Water System Revenue Bonds, Refunding Series 2013A, 5.000%, 7/01/23	No Opt. Call	AA	602,400
15,740	Total Water and Sewer			17,931,659
$ 223,984	Total Long-Term Investments (cost $228,435,563)			246,364,928
	Floating Rate Obligations – (1.6)%			(2,755,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (46.4)% (6)			(79,000,000)
	Other Assets Less Liabilities – 3.3%			5,638,994
	Net Assets Applicable to Common Shares – 100%			$ 170,248,922

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$246,364,928	$ —	$246,364,928

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified with in the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2015, the cost of investments was $227,238,865.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2015, were as follows:

Gross unrealized:
Appreciation	$ 19,153,214
Depreciation	(2,782,153)
Net unrealized appreciation (depreciation) of investments	$ 16,371,061

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.1%.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Arizona Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2015